Non-Controlling Interests	9 Months Ended
Sep. 30, 2024
Noncontrolling Interest [Abstract]
Non-Controlling Interests

NOTE 10 – NON-CONTROLLING INTERESTS

In connection with the Reorganization Transactions, OneStream, Inc. became the sole manager of OneStream Software LLC and accordingly consolidates the results of operations of OneStream Software LLC. The non-controlling interests balance on the Company’s condensed consolidated balance sheets represents the portion of LLC Units owned by the Continuing Members. Net (loss) income is attributable to the non-controlling interests based on the weighted-average ownership percentages of LLC Units outstanding during the period excluding LLC Units that are subject to vesting conditions. As of September 30, 2024, the non-controlling interests in OneStream Software LLC owned 31.3% with the remaining 68.7% owned by OneStream, Inc. The ownership of the LLC Units is summarized as follows:

	September 30, 2024
	Units	Ownership %
OneStream, Inc.	160,346,442	68.7%
Continuing Members(1)	72,969,674	31.3%
Total	233,316,116	100.0%

(1) Excludes 1,165,556 LLC Units still subject to vesting conditions.